Investment Company Act of 1933 Registration No. 002-68483
Investment Company Act of 1940 Registration No. 881-3079

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1933
Amendment No. 37
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 39
NORTHEAST INVESTORS GROWTH FUND
(Exact Name of Registrant as Specified in Charter)
100 High Street
Boston, Massachusetts 02110
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (617) 523-3588
William A. Oates, Jr.
President
Northeast Investors Growth Fund
100 High Street
Boston, Massachusetts 02110
(Name and Address of Agent for Service)
Copies to:
Thomas J. Kelly, Esq.
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111
EXPLANATORY NOTE
This Amendment No. 39 to the Registration Statement of Northeast Investors Growth Fund is being filed to add the Interactive Data File required by General Instruction C.3(g) of Form N-1A under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 13th day of May, 2011. Registrant represents that this amendment meets the requirements for Northeast Investors Growth Fund

By	/s/ William A. Oates, Jr.
William A. Oates, Jr.,
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ William A. Oates, Jr.	President	May, 13 2011
William A. Oates, Jr.	and person performing
function of principal
executive officer